Other current assets	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
Other current assets	11. Other current assets

	2025	2024
	€	€
Prepayments	2,938,215	5,747,025
	2,938,215	5,747,025
Prepayments mainly relate to prepaid insurance, prepaid research and development expenses and rent.